S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) *

December 31, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Belgium — 1.1%
Anheuser-Busch InBev S.A.	1,063,910	$64,084

Brazil — 0.1%
Banco Bradesco SA ADR	2,087,183	6,011

Canada — 2.5%
Alimentation Couche-Tard Inc.	1,240,575	54,516
Canadian National Railway Co.	785,735	93,336

		147,852

China — 0.9%
Beijing Capital International Airport Co. Ltd., Class H [1]	55,002,000	40,236
Tencent Holdings Ltd.	344,000	14,720

		54,956

France — 16.4%
Air Liquide SA	767,739	108,809
Alstom S.A.	5,460,841	133,395
AXA SA	4,034,442	112,523
BNP Paribas SA	830,372	47,332
Carrefour SA	3,332,060	55,785
Danone SA	2,759,761	145,434
Pernod Ricard SA	320,024	62,947
Sanofi	1,278,638	122,965
TotalEnergies SE	960,539	60,304
Valeo	1,408,059	25,171
Vinci S.A.	785,273	78,419

		953,084

Germany — 7.7%
Bayer AG	1,458,105	75,427
Deutsche Telekom AG	5,693,351	113,588
RWE AG	1,929,558	85,903
SAP SE	1,555,115	160,457
Siemens AG	62,605	8,688

		444,063

Hong Kong — 1.3%
Sands China Ltd. [1]	22,389,600	74,293

Ireland — 1.8%
Ryanair Holdings PLC ADR [1]	1,394,429	104,248

Italy — 7.0%
Enel SpA	34,084,932	183,525
UniCredit SpA	15,515,502	220,428

		403,953

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 )*(continued)

December 31, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — 8.5%
FANUC Corp.	1,088,800	$164,556
Murata Manufacturing Co. Ltd.	1,570,400	78,831
Sumitomo Mitsui Financial Group Inc.	1,968,800	79,448
Takeda Pharmaceutical Co. Ltd.	4,086,600	128,010
Tokyo Electron Ltd.	144,300	42,749

		493,594

Netherlands — 5.7%
Akzo Nobel NV	1,836,160	122,962
ArcelorMittal S.A.	686,110	18,049
ING Groep NV	7,771,457	94,736
Koninklijke Philips NV	6,297,625	94,405

		330,152

South Korea — 3.9%
Samsung Electronics Co. Ltd.	3,632,331	159,435
SK Hynix Inc.	1,130,384	67,443

		226,878

Spain — 6.8%
Aena SME S.A. [1]	727,324	91,325
Amadeus IT Group S.A. [1]	2,774,745	144,204
CaixaBank SA	2,934,258	11,534
Iberdrola S.A.	5,094,386	59,604
Industria de Diseno Textil S.A.	3,305,866	87,938

		394,605

Sweden — 1.3%
Electrolux AB, Class B	1,054,571	14,228
Swedbank AB	3,566,296	60,595

		74,823

Switzerland — 6.2%
Cie Financiere Richemont SA, Class A	311,325	40,370
Novartis AG	1,342,713	121,383
Roche Holding AG	445,830	140,068
Zurich Insurance Group AG	120,084	57,441

		359,262

United Kingdom — 26.8%
AstraZeneca PLC	969,274	131,454
Barclays PLC	63,674,760	122,029
Berkeley Group Holdings PLC	607,432	27,707
BP PLC	9,995,218	57,386
British American Tobacco PLC	1,187,686	47,118
Compass Group PLC	4,975,779	115,347
GSK PLC	3,284,679	57,087
Prudential PLC	16,185,836	220,629
Reckitt Benckiser Group PLC	2,490,439	173,243
RELX PLC (EUR)	2,238,557	61,919
RELX PLC (GBP)	2,138,954	59,165
Rio Tinto PLC	1,106,147	77,536

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 )*(continued)

December 31, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Rolls-Royce Holdings PLC [1]	192,115,749	$216,466
Unilever PLC	2,529,403	127,883
WH Smith PLC [1]	3,467,105	62,224

		1,557,193

Total Common Stock
(Cost $5,719,539) — 98.0%		5,689,051

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government &
Agency Portfolio, Institutional Class, 4.223% **	104,222,747	104,223

Total Short-Term Investment
(Cost $104,223) — 1.8%		104,223

Total Investments — 99.8%
(Cost $5,823,762)		5,793,274

Other Assets in Excess of Liabilities — 0.2%		9,803

Net Assets — 100.0%		$ 5,803,077

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
1	Non-income producing security.
ADR	American Depositary Receipt

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) (concluded)

December 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Belgium	$64,084	$—	$—	$64,084
Brazil	6,011	—	—	6,011
Canada	147,852	—	—	147,852
China	54,956	—	—	54,956
France	953,084	—	—	953,084
Germany	444,063	—	—	444,063
Hong Kong	74,293	—	—	74,293
Ireland	104,248	—	—	104,248
Italy	403,953	—	—	403,953
Japan	493,594	—	—	493,594
Netherlands	330,152	—	—	330,152
South Korea	—	226,878	—	226,878
Spain	394,605	—	—	394,605
Sweden	74,823	—	—	74,823
Switzerland	359,262	—	—	359,262
United Kingdom	1,557,193	—	—	1,557,193

Total Common Stock	5,462,173	226,878	—	5,689,051

Short-Term Investment	104,223	—	—	104,223

Total Investments in Securities	$5,566,396	$226,878	$—	$5,793,274

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3700